UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Bloomington, IN    August 4, 2005

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		77

Form 13F Information Table Value Total:		$101,612


List of Other Included Managers:

NONE

                          TITLE OF              VALUE      SHARES/ SH/   PUT/  INVS
NAME OF ISSUER            CLASS       CUSIP     (x$1000)   PRN AMT PRN   CALL  DSCR
---------------------------------- ------------ ---------------------------------------
3M Company                COM       88579Y101       1829     25300 SH          SOLE
Abbott Laboratories       COM       002824100        686     14000 SH          SOLE
Accenture                 COM       G1150G111       1322     58300 SH          SOLE
American Int'l Group      COM       026874107       1941     33400 SH          SOLE
Amgen Incorporated        COM       031162100        556      9200 SH          SOLE
Apache Corp               COM       037411105        756     11700 SH          SOLE
Bank of America           COM       060505104       2087     45758 SH          SOLE
Barr Pharmuceuticals      COM       068306109        760     15600 SH          SOLE
Baxter International Pfd. COM       007181340       1122     20300 SH          SOLE
Berkshire Hathaway C      COM       084670108        251         3 SH          SOLE
Berkshire Hathaway C      COM       084670207        966       347 SH          SOLE
BP Amoco PLD ADR          ADR       055622104       6670    106920 SH          SOLE
Bunge Limited             COM       G16962105        279      4400 SH          SOLE
Burlington Northern Sante COM       12189T104        315      6700 SH          SOLE
Caterpillar               COM       149123101        991     10400 SH          SOLE
CDW Corp.                 COM       12512N105        393      6900 SH          SOLE
Chevrontexaco Corp        COM       166764100        516      9222 SH          SOLE
Cisco Systems Inc.        COM       17275R102        621     32550 SH          SOLE
Citigroup                 COM       172967101       1915     41433 SH          SOLE
Colgate-Palmolive         COM       194162103       1051     21066 SH          SOLE
Comcast Corp CL A         COM       20030N200       1441     48100 SH          SOLE
Conagra Incorporated      COM       205887102        401     17300 SH          SOLE
Conocophillips Com        COM       20825C104       2501     43500 SH          SOLE
Consol Energy Inc         COM       20854P109       1388     25900 SH          SOLE
Danaher Corporation       COM       235851102        377      7200 SH          SOLE
Duke Realty Investme      COM       264411505        440     13900 SH          SOLE
duPont deNemours          COM       263534109       2191     50937 SH          SOLE
Ebay, Inc.                COM       278642103       1261     38200 SH          SOLE
Eli Lilly & Co.           COM       532457108       2122     38090 SH          SOLE
Embraer Empresa Br A      ADR       29081M102        579     17500 SH          SOLE
Exxon Mobile Corp.        COM       30231G102       2457     42758 SH          SOLE
FedEx Corp                COM       31428X106       2001     24700 SH          SOLE
First Data Corporati      COM       319963104       1228     30600 SH          SOLE
General Electric          COM       369604103       4612    133102 SH          SOLE
Genuine Parts Co          COM       372460105       2104     51200 SH          SOLE
Gold Banc Corp, Inc.      COM       379907108        582     40000 SH          SOLE
Goldman Sachs Group       COM       38141G104        337      3300 SH          SOLE
Harrahs Entmt Inc         COM       413619107       1434     19900 SH          SOLE
Henry Schein Inc          COM       806407102        494     11900 SH          SOLE
HSBC Holdings PLC-SP      ADR       404280406        868     10900 SH          SOLE
Inco                      COM       453258402       1166     30900 SH          SOLE
Intel Corporation         COM       458140100        451     17323 SH          SOLE
Intl Business Machin      COM       459200101       1333     17968 SH          SOLE
Intuit Inc                COM       461202103        510     11300 SH          SOLE
J.P. Morgan Chase &       COM       46625H100       1962     55555 SH          SOLE
Johnson & Johnson         COM       478160104       1710     26300 SH          SOLE
Marriott Intl Inc Cl      COM       571903202       1085     15900 SH          SOLE
MBNA Corp.                COM       55262L100       1109     42400 SH          SOLE
Medtronic Inc             COM       585055106       1752     33825 SH          SOLE
Merrill Lynch             COM       590188108        853     15500 SH          SOLE
Microsoft Corporatio      COM       594918104       2439     98195 SH          SOLE
Mylan Labs                COM       628530107        285     14800 SH          SOLE
Omnicom Group Inc.        COM       681919106       1014     12700 SH          SOLE
Oracle Corp               COM       68389X105        800     60618 SH          SOLE
Paincare Holdings In      COM       69562E104         52     12050 SH          SOLE
PepsiCo Inc.              COM       713448108       2092     38800 SH          SOLE
Petroleo Brasileiro       ADR       71654V408        370      7100 SH          SOLE
Pfizer Inc.               COM       717081103       3184    115428 SH          SOLE
Praxair, Inc.             COM       74005P104       2004     43000 SH          SOLE
Procter & Gamble          COM       742718109       1915     36296 SH          SOLE
Raytheon Co.              COM       755111507       1580     40400 SH          SOLE
Republic Bancorp Inc      COM       760281204        433     19939 SH          SOLE
Roche Hldg Ltd Spon       ADR       771195104        563      8900 SH          SOLE
Schlumberger Ltd.         COM       806857108       1306     17200 SH          SOLE
Simon Property Group      COM       828806109        797     11000 SH          SOLE
Suncor Energy             COM       867229106        360      7600 SH          SOLE
Supreme Industries        COM       868607102         73     10000 SH          SOLE
Sysco Corp                COM       871829107       1414     39085 SH          SOLE
Target Corp.              COM       87612E106        577     10600 SH          SOLE
Texas Instruments         COM       882508104        842     30000 SH          SOLE
Toyota Motor              COM       892331307       1480     20700 SH          SOLE
United Technologies       COM       913017109       1140     22200 SH          SOLE
Vodafone Grp Plc ADR      ADR       92857W100       1367     56200 SH          SOLE
Wal Mart Stores           COM       931142103       1006     20866 SH          SOLE
Walgreen Company          COM       931422109       3523     76600 SH          SOLE
Washington Mutual In      COM       939322103        741     18200 SH          SOLE
Wyeth                     COM       026609107        473     10633 SH          SOLE
